Long-term debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan payable, 9.5% interest, maturing in July 2020, or any time after July 2017 without penalty, accelerated repayment terms apply if certain EBITDA targets are met		$ 10,000
Unamortized transaction costs (net of accumulated amortization of $11,424 and $56,876 )	$ (409)	(102)
Borrowings	28,305	18,575
Current portion of long-term debt	1,000	2,956
Long-term borrowings	27,305	15,619
Senior Secured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Senior secured revolving credit facility (the “Credit Facility”)	24,949
Maturity April 3rd
Disclosure Of Detailed Information About Borrowings [Line Items]
Balance of purchase payable with a nominal value	$ 3,765	4,615
Purchase Payable Member
Disclosure Of Detailed Information About Borrowings [Line Items]
Balance of purchase payable with a nominal value		2,106
Prime Rate1
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan payable		$ 1,956